Derivative Contracts - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Level 3 | Liability | Fair Value, Recurring [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Liability, increase (decrease) in fv included in net income	$ 8.3		$ (14.5)
Foreign exchange contracts | Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Purchase of US and foreign exchange	1,884.0		1,675.3	$ 1,545.7
Foreign exchange contracts | Not Designated as Hedging Instrument | Derivative At Fair Value
Derivative Instruments, Gain (Loss) [Line Items]
Purchase of US and foreign exchange	670.6		945.8	759.8
Foreign exchange contracts | Not Designated as Hedging Instrument | Liabilities Under Derivative Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Purchase of US and foreign exchange	1,213.4		729.5	785.9
Foreign exchange contracts | Designated as Hedging Instrument | Derivative At Fair Value
Derivative Instruments, Gain (Loss) [Line Items]
Purchase of US and foreign exchange	54.7		109.7	0.0
Foreign exchange contracts | Designated as Hedging Instrument | Liabilities Under Derivative Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Purchase of US and foreign exchange			0.0	143.1
Foreign exchange contracts | Net change from current period hedged transactions | Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on foreign currency fair value hedge derivatives	(4.3)	$ (6.4)	15.4	(6.2)
Foreign exchange contracts | General, administrative and corporate expenses | Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on foreign currency fair value hedge derivatives	(3.7)	2.8	5.9	(5.7)
Foreign exchange contracts | Gain (loss) on derivative instruments | Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) to net income from derivative instruments	$ 19.6	$ (84.9)	(80.5)	$ (35.9)
Loss Portfolio Transfer | Level 3 | Liability | Fair Value, Recurring [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Liability, increase (decrease) in fv included in net income			$ (14.5)